Long-Term Debt, Net (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term debt, net
Long-term debt, net consists of the following:

	Maturity Year	Interest Rate	December 31, 2021	December 31, 2020
(Amounts in thousands, except percentages)
Senior Notes:
Outstanding principal balance	2025	7.875%	$669,000	$669,000
Less: Unamortized debt issuance costs			(9,100)	(11,363)
Total Senior Notes, net			659,900	657,637
Other Loans:
Outstanding principal balance	2021 - 2024	2.5% - 3.3%	34,900	43,833
Less: Current portion of Other Loans (See Note 12)			(29,202)	(13,114)
Total non-current portion Other Loans, net			5,698	30,719
Total long-term debt, net			$665,598	$688,356

Interest expense	The Company recorded the following interest expense in the consolidated statements of operations:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Senior Notes:
Interest expense	$52,684	$52,684	$53,767
Deferred financing cost amortization	2,271	2,090	2,051
Total interest expense on Senior Notes	54,955	54,774	55,818
Other Loans:
Interest Expense	1,050	2,535	4,315
Convertible Note:
Interest Expense	—	—	34,662
Total interest expense on long-term debt	$56,005	$57,309	$94,795

Principal maturities	Combined aggregate principal payments for current and long-term debt as of December 31, 2021 are as follows:

(Amounts in thousands)	Total
2022	$29,202
2023	—
2024	5,698
2025	669,000
2026	—
2027 and beyond	—
Total minimum payments	$703,900